Schedule of Investments (unaudited)	iShares® MSCI Poland ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 33.1%
Alior Bank SA(a)	251,737	$4,859,931
Bank Millennium SA(a)	2,424,982	4,812,137
Bank Polska Kasa Opieki SA	568,099	19,958,645
mBank SA(a)	54,297	7,652,329
Powszechna Kasa Oszczednosci Bank Polski SA(a)	2,720,266	32,359,399
Santander Bank Polska SA(a)	89,831	11,160,513
		80,802,954
Broadline Retail — 5.9%
Allegro.eu SA (a)(b)	1,495,658	10,816,239
Pepco Group NV(a)	640,697	3,634,519
		14,450,758
Capital Markets — 1.5%
Warsaw Stock Exchange	166,963	1,675,041
XTB SA(b)	222,210	1,852,986
		3,528,027
Chemicals — 0.6%
Grupa Azoty SA(a)	279,092	1,514,770

Construction & Engineering — 2.7%
Budimex SA	46,825	6,489,544

Consumer Finance — 2.9%
KRUK SA	62,584	7,152,931

Consumer Staples Distribution & Retail — 5.3%
Dino Polska SA(a)(b)(c)	99,970	11,134,193
Eurocash SA	446,625	1,841,030
		12,975,223
Diversified Telecommunication Services — 2.1%
Orange Polska SA	2,511,761	5,041,846

Electric Utilities — 5.5%
Enea SA(a)	1,166,314	2,503,968
PGE Polska Grupa Energetyczna SA(a)	3,189,316	6,698,459
Tauron Polska Energia SA(a)	4,030,891	4,151,581
		13,354,008
Entertainment — 2.5%
CD Projekt SA	225,685	6,146,119

Hotels, Restaurants & Leisure — 0.9%
AmRest Holdings SE(a)	349,502	2,131,483

Insurance — 8.7%
Powszechny Zaklad Ubezpieczen SA	1,871,507	21,317,369

Media — 1.3%
Cyfrowy Polsat SA(a)(c)	1,012,420	3,244,646
Security	Shares	Value

Metals & Mining — 7.6%
Grupa Kety SA	28,803	$5,212,394
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	250,245	2,475,445
KGHM Polska Miedz SA	371,401	10,702,251
		18,390,090
Oil, Gas & Consumable Fuels — 10.9%
ORLEN SA	1,802,312	26,607,657

Software — 2.5%
Asseco Poland SA	210,550	4,017,894
LiveChat Software SA	78,652	2,170,307
		6,188,201
Textiles, Apparel & Luxury Goods — 5.6%
CCC SA(a)(c)	194,997	2,652,102
LPP SA	2,970	11,045,915
		13,698,017
Total Long-Term Investments — 99.6%
(Cost: $279,497,236)		243,033,643

Short-Term Securities

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	14,130,133	14,137,198
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	2,750,000	2,750,000

Total Short-Term Securities — 6.9%
(Cost: $16,886,023)		16,887,198

Total Investments — 106.5%
(Cost: $296,383,259)		259,920,841

Liabilities in Excess of Other Assets — (6.5)%		(15,949,611)

Net Assets — 100.0%		$243,971,230

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Poland ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$55,822	$14,080,366	(a)	$—		$(165)	$1,175	$14,137,198	14,130,133	$7,548	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,780,000	—		(30,000	)(a)	—	—	2,750,000	2,750,000	33,365		—
						$(165)	$1,175	$16,887,198		$40,913		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	19	12/15/23	$938	$14,494

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$15,347,705	$227,685,938	$—	$243,033,643

Schedule of Investments (unaudited) (continued)	iShares® MSCI Poland ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$16,887,198	$—	$—	$16,887,198
	$32,234,903	$227,685,938	$—	$259,920,841
Derivative Financial Instruments(a)
Assets
Equity Contracts	$14,494	$—	$—	$14,494

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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